Share-Based Payments - Options by Grant Date (Details) - Management DSP - DS R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) year	Jun. 30, 2025 ZAR (R) year	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	4,093,034	4,909,956	5,012,332
Number of other equity instruments exercised or vested in share-based payment arrangement	1,850,273	2,014,976
Number of other equity instruments forfeited in share-based payment arrangement	91,978	71,484
Over three years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 0	R 121
Over three years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 150	R 88
Over three years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	440,796
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 122	R 83
Over three years [Member] | September 18, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	977,010
Remaining life (years)	1.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 133	R 0
Over three years [Member] | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	785,112
Remaining life (years)	2.2
Over five years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	16,486
Remaining life (years)	0	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 14	R 7
Over five years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	90,172
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 14	R 9
Over five years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	381,364
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 26	R 22
Over five years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	366,001
Remaining life (years)	1.2	2.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 22	R 16
Over five years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	339,185
Remaining life (years)	2.2	3.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 15	R 10
Over five years [Member] | September 18, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	384,594
Remaining life (years)	3.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 14	R 0
Over five years [Member] | September 18, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	312,314
Remaining life (years)	4.2